Note 5 - Operating Segment Reporting	6 Months Ended
Jun. 30, 2020
Operating Segments Reporting
Disclosure Of Entitys Reportable Segments Explanatory

5. Operating segment reporting

Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.

As of June 30, 2020, the structure of the information by business segments of the BBVA Group remains the same as that of the closing of 2019 financial year. The BBVA Group's operating segments are summarized below:

•Spain

Includes mainly the banking and insurance business that the Group carries out in Spain.

•The United States

Includes the business activity of BBVA USA and the activity of the branch of BBVA Spain in New York.

•Mexico

Includes banking and insurance businesses in this country as well as the activity of BBVA Mexico in Houston.

•Turkey

Reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.

•South America

Primarily includes the Group´s banking and insurance businesses in the region.

•Rest of Eurasia

Includes the banking business activity carried out by the Group in Asia and Europe, excluding Spain.

Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function, management of structural exchange rate positions and some equity instruments issuances to support an adequate management of the Group's global solvency. It also includes portfolios whose management is not linked to customer relationships, such as industrial holdings, certain tax assets and liabilities; funds due to commitments to employees; goodwill and other intangible assets.

The breakdown of the BBVA Group’s total assets by operating segments as of June 30, 2020 and December 31, 2019, is as follows:

Total assets by operating segments (Millions of Euros)
	June 2020	December 2019
Spain	419,475	365,380
The United States	101,118	88,529
Mexico	103,671	109,079
Turkey	63,525	64,416
South America	57,891	54,996
Rest of Eurasia	26,805	23,257
Subtotal assets by operating segments	772,485	705,656
Corporate Center and adjustments	(18,661)	(6,967)
Total assets BBVA Group	753,824	698,690

The following table sets forth certain summarized information relating to the income of each operating segment and Corporate Center for the six months ended June 30, 2020 and 2019.

Main margins and profit by operating segments (Millions of Euros)
		Operating segments
	BBVA Group	Spain	The United States	Mexico	Turkey	South America	RestofEurasia	Corporate Center
June 2020
Net interest income	8,653	1,793	1,133	2,717	1,534	1,443	102	(69)
Gross income	12,045	2,900	1,607	3,550	1,957	1,664	268	98
Operating income	6,533	1,371	648	2,349	1,394	945	131	(307)
Profit/(loss) before tax	(368)	124	15	891	715	297	89	(2,500)
Net attributable profit (loss)	(1,157)	88	26	654	266	159	66	(2,416)
June 2019
Net interest income	8,941	1,763	1,217	3,042	1,353	1,613	85	(132)
Gross income	11,944	2,773	1,615	3,901	1,677	1,994	220	(236)
Operating income	6,069	1,145	655	2,611	1,084	1,215	78	(718)
Profit/(loss) before tax	4,052	1,027	363	1,783	726	847	69	(762)
Net attributable profit (loss)	2,442	734	297	1,287	282	404	55	(616)